Supplemental Cash Flow Disclosure	12 Months Ended
Oct. 31, 2021
Supplemental Cash Flow Disclosure

23.	Supplemental Cash Flow Disclosure

Years ended October 31,	2021	2020	2019
	$	$	$
Interest paid	168,924	228,224	310,217
Fair value of common shares issued & issuable for services	133,826	240,340	255,360
Fair value of common shares issued as settlement of debt	-	-	121,587
Fair value of common shares issued to Golden Harvests	109,564	-	-
Conversion of notes payable to common units	-	-	1,342,400
Fair value of common shares issued to Golden Harvests creditor	36,310	-	-
Right-of-use assets acquired through leases	2,642,588	68,035	62,516
Conversion of debenture into common shares	916,290	112,863	-
Derivative liability recognized as contributed surplus upon debenture conversion	1,833,731	-	-